Cover Page	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	AppHarvest, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001807707
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1